Income tax - Summary of Income Tax Expense (Benefit) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense
Current year	€ 61	€ 82	€ 37
Changes in estimates in respect to prior year	(9)	13	2
Total current tax expense	52	95	39
Deferred tax (benefit)/expense
Temporary differences	(115)	(158)	5
Change in recognition of deferred tax	92	124	241
Change in tax rates	(1)	0	(1)
Changes in estimates in respect to prior years	(1)	(1)	(1)
Total deferred tax expense/(benefit)	(25)	(35)	244
Income tax expense	€ 27	€ 60	€ 283